Related parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
lnterbank investments	R$ 321	R$ 4,511
Loan operations	679	777
Securities and derivatives (asset and liability position)	4,720	6,331
Other assets	397	177
Total assets	6,117	11,796
Liabilities
Deposits	(1,398)	(2,553)
Deposits received under securities repurchase agreements	(194)	(19)
Funds from acceptances and issuance of securities	(82)	(49)
Other liabilities	(1,089)	(285)
Total Liabilities	(2,763)	(2,906)
Statement of lncome
lncome related to financial operations	850	1,186	R$ 422
Expenses related to financial operations	(318)	(194)	(37)
Other operating revenues / (expenses)	(263)	(145)	(173)
lncome	269	847	212
Parent [member]
Assets
lnterbank investments
Loan operations
Securities and derivatives (asset and liability position)	1,307	1,199
Other assets	1	1
Total assets	1,308	1,200
Liabilities
Deposits
Deposits received under securities repurchase agreements
Funds from acceptances and issuance of securities
Other liabilities	(8)	(21)
Total Liabilities	(8)	(21)
Statement of lncome
lncome related to financial operations	173	166	74
Expenses related to financial operations
Other operating revenues / (expenses)	14	13	13
lncome	187	179	87
Associates And Joint Ventures [Member]
Assets
lnterbank investments	321	676
Loan operations	355	109
Securities and derivatives (asset and liability position)	317	548
Other assets	357	166
Total assets	1,350	1,499
Liabilities
Deposits	(92)	(127)
Deposits received under securities repurchase agreements	(119)
Funds from acceptances and issuance of securities
Other liabilities	(9)	(9)
Total Liabilities	(220)	(136)
Statement of lncome
lncome related to financial operations	48	51	34
Expenses related to financial operations	(20)	(7)	(2)
Other operating revenues / (expenses)	(81)	(98)
lncome	(53)	(54)	32
Other related parties [member]
Assets
lnterbank investments		3,835
Loan operations	324	668
Securities and derivatives (asset and liability position)	3,096	4,584
Other assets	39	10
Total assets	3,459	9,097
Liabilities
Deposits	(1,306)	(2,426)
Deposits received under securities repurchase agreements	(75)	(19)
Funds from acceptances and issuance of securities	(82)	(49)
Other liabilities	(1,072)	(255)
Total Liabilities	(2,535)	(2,749)
Statement of lncome
lncome related to financial operations	629	969	314
Expenses related to financial operations	(298)	(187)	(35)
Other operating revenues / (expenses)	(196)	(60)	(186)
lncome	R$ 135	R$ 722	R$ 93